MANAGERS CADENCE MID-CAP FUND
Managers Cadence Mid-Cap Fund
INVESTMENT OBJECTIVE
The Managers Cadence Mid-Cap Fund’s (the “Fund” or “Mid-Cap Fund”) investment objective is to seek growth of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MANAGERS CADENCE MID-CAP FUND		Investor Class	Service Class	Institutional Class
Management Fee		0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.49%	0.59%	0.34%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.20%	1.05%	0.80%
Fee Waiver and Expense Reimbursements	[2]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.13%	0.98%	0.73%
[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses for Investor Class, Service Class, and Institutional Class shares would have been 0.51%, 0.61%, and 0.36%, respectively.
[2]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class and Institutional Class, shares would be 1.12%, 0.97%, and 0.72% respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through October 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example MANAGERS CADENCE MID-CAP FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	115	374	653	1,448
Service Class	100	327	573	1,276
Institutional Class	75	248	437	983

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund primarily invests in common stocks of mid-capitalization companies. Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a "growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between $1.8 billion and $21.5 billion as of the latest reconstitution of the Index on May 31, 2013). The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on capital, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (“REITs”). Generally, the Fund will hold between approximately 70-95 securities.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology and consumer discretionary sectors currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares on December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective as of December 1, 2012, outstanding Administrative Class shares of the Fund were renamed Service Class shares of the Fund. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown in the bar chart is that of the Fund’s Institutional Class shares, and the performance information shown in the bar chart and table includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Mid-Cap Fund to the Fund.
Calendar Year Total Returns as of 12/31/12 (Institutional Class)

Best Quarter: 16.06% (3rd Quarter 2009) Worst Quarter: -26.34% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns MANAGERS CADENCE MID-CAP FUND	1 Year	5 Years	10 Years
Institutional Class	9.05%	(0.92%)	7.91%
Institutional Class Return After Taxes on Distributions	8.97%	(0.94%)	7.49%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.99%	(0.78%)	6.91%
Service Class	8.78%	(1.17%)	7.64%
Investor Class	8.57%	(1.32%)	7.48%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	15.81%	3.23%	10.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Service Class and Investor Class shares.